10. Restatement (Details - Statement of Operations) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 891,513	$ 1,116,219
Revenue - related party		6,571	5,759
Total revenue		898,084	1,121,978
Cost of Revenue		726,252	866,559
Gross Profit		171,832	255,419
Compensation - officers		120,000	121,385
Research and development		208,238	201,899
Professional fees		107,899	142,955
General and administrative		255,531	256,210
Total Operating Expenses		691,668	722,449
Loss from Operations		(519,836)	(467,030)
Interest expense, net		(105,830)	91
Other income		0	588
Other expense		(1)	(588)
Total other expense		(105,831)	91
Loss before income taxes		(625,667)	(466,939)
Income tax provision		694	495
Net Loss		$ (626,361)	$ (467,434)
Weight Average Number of Common Shares Outstanding - Basic and Diluted		34,574,706	34,574,706
Net Loss per common share - Basic and diluted	[1]	$ (.02)	$ (0.01)
Scenario, Previously Reported [Member]
Revenue			$ 337,496
Revenue - related party			0
Total revenue			337,496
Cost of Revenue			57,128
Gross Profit			280,368
Compensation - officers			121,385
Research and development			201,899
Professional fees			142,956
General and administrative			257,365
Total Operating Expenses			723,605
Loss from Operations			(443,237)
Interest expense, net			(203)
Other income			5,736
Other expense			(1,600)
Total other expense			3,933
Loss before income taxes			(439,304)
Income tax provision			1,600
Net Loss			$ (440,904)
Weight Average Number of Common Shares Outstanding - Basic and Diluted			34,574,706
Net Loss per common share - Basic and diluted			$ (0.01)
Adjustment [Member]
Revenue			$ 778,723
Revenue - related party			5,759
Cost of Revenue			809,431
General and administrative			(1,155)
Interest expense, net			300
Other income			(5,148)
Other expense			1,012
Income tax provision			(1,105)
Net Loss			$ (26,530)

[1]	* Denotes a loss of less than $(0.01) per share